Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Allowances for doubtful accounts
Allowances for doubtful accounts
Balance, December 31, 2013	$2,622
- Recoveries	(599)
- Additions	3,828
Balance, December 31, 2014	5,851
- Recoveries	(662)
- Additions	2,089
Balance, December 31, 2015	7,278
- Recoveries	(1,302)
- Additions	2,671
Balance, December 31, 2016	$8,647

Depreciation rates
Buildings	40 years
Storage Facilities	Lease termination
Furniture & Fittings	5 years
Machinery & Equipment	5 years
Computers	3 years
Vehicles	5 years